Annual Total Returns - FidelityFreedomFunds-RetailComboPRO - FidelityFreedomFunds-RetailComboPRO - Fidelity Freedom 2010 Fund - Fidelity Freedom 2010 Fund	May 30, 2024
Bar Chart Table:
Annual Return 2014	4.84%
Annual Return 2015	(0.28%)
Annual Return 2016	6.42%
Annual Return 2017	12.48%
Annual Return 2018	(3.56%)
Annual Return 2019	14.35%
Annual Return 2020	11.06%
Annual Return 2021	5.60%
Annual Return 2022	(13.21%)
Annual Return 2023	9.82%